Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth specified executive compensation and financial performance measures over a three-year lookback period.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands of dollars)
2025	$572,275	$563,129	$348,915	$347,260	$76.10	$20,058
2024	498,278	481,509	324,281	313,616	76.00	20,325
2023	464,526	444,001	294,242	283,582	87.59	23,757

Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2023, 2024, and 2025, and for Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023, 2024, and 2025.

2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$572,275	$348,915
Less: Grant-Date Fair Value of Equity Awards	(100,074)	(38,280)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	54,224	35,247
Fair Value of Equity Awards Granted During the Year that Vested During the Year	41,199	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(1,209)	(801)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	3,286	2,179
Compensation Actually Paid	$563,129	$347,260

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

Named Executive Officers, Footnote	The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2023, 2024, and 2025, and for Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023, 2024, and 2025.
PEO Total Compensation Amount	$ 572,275	$ 498,278	$ 464,526
PEO Actually Paid Compensation Amount	$ 563,129	481,509	444,001
Adjustment To PEO Compensation, Footnote
Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2023, 2024, and 2025, and for Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023, 2024, and 2025.

2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$572,275	$348,915
Less: Grant-Date Fair Value of Equity Awards	(100,074)	(38,280)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	54,224	35,247
Fair Value of Equity Awards Granted During the Year that Vested During the Year	41,199	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(1,209)	(801)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	3,286	2,179
Compensation Actually Paid	$563,129	$347,260

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

Non-PEO NEO Average Total Compensation Amount	$ 348,915	324,281	294,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 347,260	313,616	283,582
Adjustment to Non-PEO NEO Compensation Footnote
Note:  The following tables reconcile the summary compensation table totals to compensation actually paid by adjusting for equity awards, for PEO Joseph T. Hand for each of 2023, 2024, and 2025, and for Non-PEO NEOs Matthew E. Poff and Alexandra C. Chirauttini for 2023, 2024, and 2025.

2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$572,275	$348,915
Less: Grant-Date Fair Value of Equity Awards	(100,074)	(38,280)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	54,224	35,247
Fair Value of Equity Awards Granted During the Year that Vested During the Year	41,199	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(1,209)	(801)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	3,286	2,179
Compensation Actually Paid	$563,129	$347,260

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$498,278	$324,281
Less: Grant-Date Fair Value of Equity Awards	(73,900)	(36,113)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	48,524	32,131
Fair Value of Equity Awards Granted During the Year that Vested During the Year	19,398	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(7,680)	(5,095)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(3,111)	(1,588)
Compensation Actually Paid	$481,509	$313,616

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$464,526	$294,242
Less: Grant-Date Fair Value of Equity Awards	(80,429)	(32,318)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	44,606	29,564
Fair Value of Equity Awards Granted During the Year that Vested During the Year	31,679	-
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(10,988)	(5,553)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(5,393)	(2,353)
Compensation Actually Paid	$444,001	$283,582

Compensation Actually Paid vs. Total Shareholder Return
In 2025, the compensation actually paid to the PEO increased 17.0% from $481,509 to $563,129 and the average compensation actually paid to the non-PEO NEOs increased 10.7% from $313,616 to $347,260.  In comparison, net income decreased 1.3% from $20,325,000 to $20,058,000 and total shareholder return increased 0.1% from $76.00 to $76.10.  In 2024, the compensation actually paid to the PEO increased 8.4% from $444,001 to $481,509 and the average compensation actually paid to the non-PEO NEOs increased 10.2% from $283,582 to $313,616.  In comparison, net income decreased 14.4% from $23,757,000 to $20,325,000 and total shareholder return fell 13.2% from $87.59 to $76.00.  In 2023, the compensation actually paid to the PEO increased 4.3% from $425,592 to $444,001 and the average compensation actually paid to the non-PEO NEOs dropped 5.2% from $299,217 to $283,582.  In comparison, net income increased 21.3% from $19,580,000 to $23,757,000 and total shareholder return fell 12.4% from $100.00 to $87.59.

Compensation Actually Paid vs. Net Income
In 2025, the compensation actually paid to the PEO increased 17.0% from $481,509 to $563,129 and the average compensation actually paid to the non-PEO NEOs increased 10.7% from $313,616 to $347,260.  In comparison, net income decreased 1.3% from $20,325,000 to $20,058,000 and total shareholder return increased 0.1% from $76.00 to $76.10.  In 2024, the compensation actually paid to the PEO increased 8.4% from $444,001 to $481,509 and the average compensation actually paid to the non-PEO NEOs increased 10.2% from $283,582 to $313,616.  In comparison, net income decreased 14.4% from $23,757,000 to $20,325,000 and total shareholder return fell 13.2% from $87.59 to $76.00.  In 2023, the compensation actually paid to the PEO increased 4.3% from $425,592 to $444,001 and the average compensation actually paid to the non-PEO NEOs dropped 5.2% from $299,217 to $283,582.  In comparison, net income increased 21.3% from $19,580,000 to $23,757,000 and total shareholder return fell 12.4% from $100.00 to $87.59.

Total Shareholder Return Amount	$ 76.1	76	87.59
Net Income (Loss)	$ 20,058,000	$ 20,325,000	$ 23,757,000
PEO Name	Joseph T. Hand	Joseph T. Hand	Joseph T. Hand
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (100,074)	$ (73,900)	$ (80,429)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,224	48,524	44,606
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209)	(7,680)	(10,988)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,199	19,398	31,679
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,286	(3,111)	(5,393)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,280)	(36,113)	(32,318)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,247	32,131	29,564
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(801)	(5,095)	(5,553)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,179	$ (1,588)	$ (2,353)